FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL RISK MANAGEMENT
Schedule of financial liabilities measured at fair value

As at December 31, 2018:

	Level 1	Level 2	Level 3	Total
Financial liabilities at fair value through profit and loss
2017 Convertible Notes	$—	$—	$14,617,336	$14,617,336
Derivative warrant financial liability from financing	$—	$—	$190,303	$190,303

As at December 31, 2019:

	Level 1	Level 2	Level 3	Total
Financial liabilities at fair value through profit and loss
2017 Convertible Notes	$—	$—	$5,400,189	$5,400,189
2019 Convertible Notes	$—	$—	$9,265,480	$9,265,480

As at December 31, 2020:

	Level 1	Level 2	Level 3	Total
Financial liabilities at fair value through profit and loss
2019 Convertible Notes	$—	$—	$6,195,357	$6,195,357
2020 Convertible notes and warrants and derivative warrant liabilities	$—	$—	$1,522,054	$1,522,054

Schedule of carrying amounts of financial assets and financial liabilities

	Note	2020	2019	2018
Assets at amortized cost
Cash and cash equivalents	6	$12,935,860	$5,292,833	$9,242,809
Accounts receivable	7	987,057	715,696	647,143
Restricted cash	11	470,460	462,874	439,736
		$14,393,377	$6,471,403	$10,329,688

Other financial liabilities at amortized cost
Accounts payable and accrued liabilities (current)	14	$7,243,500	$7,794,456	$4,610,560
Accounts payable and accrued liabilities (non-current)	14	—	1,186,601	2,241,979

Financial liabilities at fair value through profit and loss
2017 Convertible Notes (current)	16(b)	$—	$5,400,189	$1,423,224
2017 Convertible Notes (non-current)	16(b)	—	—	13,194,112
2017 Derivative warrant liability (current)	16(b)	—	—	190,303
2019 Convertible Notes (current)	16(c)	38,633	1,090,561	—
2019 Convertible Notes (non-current)	16(c)	6,156,724	8,174,919	—
2020 Convertible Notes (current)	16(d)	37,525	—	—
2020 Convertible notes and warrants and derivative warrant liabilities (non-current)	16(d)	1,484,529	—	—
		$14,960,911	$23,646,726	$21,660,178

Summary of ageing of trades payables

Trade payables were aged as follows as at December 31, 2020 and do not include accrued liabilities. All trades payables are current liabilities:

Total
Current	$1,612,254
31-60 days	869,498
Over 60 days	1,223,874
$3,705,626

Summary of analysis of the contractual maturities of the non-derivative accrued liabilities

The following is an analysis of the contractual maturities of the Company’s non-derivative accrued liabilities as at December 31, 2020:

Within One Year

Collaboration, license and settlement agreements (undiscounted)	$1,250,000
$1,250,000